Washington Mutual Investors FundSM Summary prospectus July 1, 2018

Class	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T
	AWSHX	WSHCX	TWMMX	WSHFX	WMFFX	FWMIX	CWMAX	CWMCX	CWMEX	TMWMX
Class	529-F-1	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
	CWMFX	RWMAX	RWMBX	RWEBX	RWMCX	RWMEX	RWMHX	RWMFX	RWMGX

Investment objective The fund’s investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 27 of the prospectus and on page 64 of the fund’s statement of additional information, and in the sales charge waiver appendix to this prospectus.

Shareholder fees (fees paid directly from your investment)
Share class:	A and 529-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at americanfunds.com/prospectus. You can also get this information at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. The current prospectus and statement of additional information, dated July 1, 2018, are incorporated by reference into this summary prospectus.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.24	1.00	0.25	0.25	none	none	0.23[2]
Other expenses	0.10	0.14	0.14	0.18	0.15	0.07	0.19
Total annual fund operating expenses	0.57	1.37	0.62	0.66	0.38	0.30	0.65

Share class:	529-C	529-E	529-T	529-F-1	R-1	R-2	R-2E
Management fees	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.99	0.49	0.25	0.00	1.00	0.74	0.60
Other expenses	0.20	0.16	0.19	0.19	0.16	0.41	0.26
Total annual fund operating expenses	1.42	0.88	0.67	0.42	1.39	1.38	1.09

Share class:	R-3	R-4	R-5E	R-5	R-6
Management fees	0.23%	0.23%	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.50	0.25	none	none	none
Other expenses	0.21	0.16	0.22[2]	0.11	0.06
Total annual fund operating expenses	0.94	0.64	0.45	0.34	0.29

1 A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

2 Restated to reflect current fees.

1     Washington Mutual Investors Fund / Summary prospectus

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	R-1	R-2
1 year	$ 630	$ 239	$ 312	$ 67	$ 39	$ 31	$ 638	$ 245	$ 90	$ 317	$ 43	$ 142	$ 140
3 years	747	434	444	211	122	97	771	449	281	459	135	440	437
5 years	875	750	587	368	213	169	913	776	488	614	235	761	755
10 years	1,248	1,646	1,005	822	480	381	1,339	1,702	1,084	1,064	530	1,669	1,657

Share class:	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$ 111	$ 96	$ 65	$ 46	$ 35	$ 30		1 year	$ 139	$ 145
3 years	347	300	205	144	109	93		3 years	434	449
5 years	601	520	357	252	191	163		5 years	750	776
10 years	1,329	1,155	798	567	431	368		10 years	1,646	1,702

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 25% of the average value of its portfolio.

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Principal investment strategies The fund invests primarily in common stocks of established companies that are listed on, or meet the financial listing requirements of, the New York Stock Exchange and have a strong record of earnings and dividends. The fund strives to accomplish its objective through fundamental research, careful selection and broad diversification. In the selection of common stocks and other securities for investment, current and potential yield as well as the potential for long-term capital appreciation are considered. The fund seeks to provide an above-average yield in its quarterly income distribution in relation to the S&P 500 Index (a broad, unmanaged index). The fund strives to maintain a fully invested, diversified portfolio, consisting primarily of high-quality common stocks.

The fund has Investment Standards originally based upon criteria established by the United States District Court for the District of Columbia for determining eligibility under the Court’s Legal List procedure, which was in effect for many years. The fund has an “Eligible List” — based on the Investment Standards and approved by the fund’s board of trustees — of investments considered appropriate for a prudent investor seeking opportunities for income and growth of principal consistent with common stock investing. The investment adviser is required to select the fund's investments exclusively from the issuers on the Eligible List. The investment adviser monitors the Eligible List and makes recommendations to the board of trustees regarding changes necessary for continued compliance with the fund’s Investment Standards.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

3     Washington Mutual Investors Fund / Summary prospectus

Principal risks This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

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Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Growth and Income Funds Index includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

5     Washington Mutual Investors Fund / Summary prospectus

Average annual total returns For the periods ended December 31, 2017 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A — Before taxes	7/31/1952	13.28%	13.48%	7.41%	11.83%
— After taxes on distributions		11.29	11.83	6.38	N/A
— After taxes on distributions and sale of fund shares		9.01	10.53	5.82	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
C	3/15/2001	18.26%	13.92%	7.19%	6.90%
F-1	3/15/2001	20.06	14.74	7.99	7.41
F-2	8/5/2008	20.39	15.04	N/A	10.14
529-A	2/15/2002	13.20	13.38	7.32	7.34
529-C	2/15/2002	18.20	13.85	7.13	7.19
529-E	3/1/2002	19.80	14.44	7.68	7.24
529-F-1	9/16/2002	20.34	14.98	8.20	9.18
R-1	5/29/2002	19.20	13.91	7.20	6.87
R-2	5/31/2002	19.22	13.95	7.20	6.90
R-2E	8/29/2014	19.58	N/A	N/A	10.09
R-3	6/4/2002	19.73	14.42	7.68	7.54
R-4	5/20/2002	20.11	14.76	8.00	7.61
R-5E	11/20/2015	20.33	N/A	N/A	14.84
R-5	5/15/2002	20.47	15.11	8.33	7.92
R-6	5/1/2009	20.54	15.17	N/A	15.69

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	21.83%	15.79%	8.50%	10.85%
Lipper Growth and Income Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	19.02	12.18	6.42	N/A
Class A annualized 30-day yield at April 30, 2018: 1.74% (For current yield information, please call American FundsLine® at (800) 325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

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Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro Vice Chairman of the Board and President	21 years	Partner – Capital World Investors
Jeffrey T. Lager Senior Vice President	14 years	Partner – Capital World Investors
Eric H. Stern Senior Vice President	4 years	Partner – Capital International Investors
Mark L. Casey	2 years	Partner – Capital World Investors
Brady L. Enright	2 years	Partner – Capital World Investors
Jin Lee	4 years	Partner – Capital International Investors
Alan J. Wilson	5 years	Partner – Capital World Investors

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is normally $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account. For accounts with Class F-3 shares held and serviced by the fund’s transfer agent, the minimum investment amount is $1,000,000.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

You can access the fund’s statutory prospectus or SAI at americanfunds.com/prospectus.
MFGEIPX-001-0718P Litho in USA CGD/CF/8023 Investment Company File No. 811-00604

THE FUND PROVIDES A SPANISH TRANSLATION OF THE ABOVE SUMMARY PROSPECTUS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE SUMMARY PROSPECTUS ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	JENNIFER L. BUTLER
JENNIFER L. BUTLER
SECRETARY